DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2018
Disclosure Of DISCONTINUED OPERATIONS [Abstract]
Disclosure of discontinued operations [text block]
15. DISCONTINUED OPERATIONS

(a) Peak Mines
In the third quarter of 2017, Peak Mines met the criteria as a discontinued operation under IFRS 5. The Company completed the sale of Peak Mines in early April 2018.

Prior to the completion of the sale, the Company measured the asset group at the lower of carrying value and fair value less costs to sell (“FVLCS”). The net loss from discontinued operations of $0.8 million for the year ended December 31, 2018 reflects the change in estimated FVLCS as at December 31, 2017 to the final purchase consideration received, less disposal costs incurred in the period. The loss from discontinued operations can be reconciled as follows:

(in millions of U.S. dollars)
RECONCILIATION OF LOSS FROM DISCONTINUED OPERATIONS
Carrying value of net assets held for sale as at December 31, 2017	46.2
Gross proceeds from sale of Peak Mines	58.3
Disposal costs incurred in the period	(2.6)
Other closure adjustments	(10.3)
Total FVLCS (1)	45.4
Loss from discontinued operations, net of tax for the year ended December 31, 2018	(0.8)
1.
In the fourth quarter of 2017, in conjunction with the sale agreement, the Company received a $3.0 million prepayment from the buyer which was recorded as a deferred benefit on the statement of financial position. This deferred benefit was recognized into loss from discontinued operations upon completion of the sale.

(b) Mesquite
In September 2018, the Company announced that it has entered into an agreement to sell Mesquite and as a result Mesquite met the criteria as a discontinued operation under IFRS 5. The Company completed the sale of Mesquite in October 2018.

For the year ended December 31, 2018 and prior-year comparative periods, the net earnings from Mesquite is reported as earnings from discontinued operations. Prior to the completion of the sale, the Company measured the asset group at the lower of carrying value and FVLCS. The change in the net loss from discontinued operations from the amount reported at September 30, 2018 reflects the change in estimated FVLCS to the final purchase consideration received, less disposal costs incurred in the period.

Upon execution of the sale, the Company received $158.0 million in cash and incurred $0.9 million in disposal costs. In addition to the net cash proceeds, the purchase consideration includes a working capital receivable of $11.2 million due from the purchaser. This working capital receivable includes $7.3 million in cash and cash equivalents which was not classified as an asset held-for-sale as at September 30, 2018, but was disposed of upon completion of the sale. As a result, the net cash received for the sale of Mesquite for the year ended December 31, 2018 was $149.8 million. This working capital receivable will be collected in Q1 2019. Additionally, the expected purchase consideration includes an estimate for a receivable from the purchaser related to income tax refunds that were recoverable by Mesquite at the date of the sale. The estimated fair value of this receivable as at December 31, 2018 is $8.5 million. The Company has recognized this receivable as a non-current financial asset and will subsequently remeasure this financial asset at fair value at each reporting period date, with changes in the fair value being presented in other gains and losses.

The loss from discontinued operations can be reconciled as follows:

(in millions of U.S. dollars)
RECONCILIATION OF LOSS FROM DISCONTINUED OPERATIONS
Loss from discontinued operations, net of tax for the nine months ended September 30, 2018	(153.4)
Carrying value of net assets held for sale as at September 30, 2018	170.2
Gross proceeds from sale of Mesquite	158.0
Disposal costs incurred	(0.9)
Working capital proceeds due, excluding cash and cash equivalents that were not classified as held-for-sale	3.9
Proceeds due from income tax refunds at Mesquite (1)	8.5
Total FVLCS	169.5
Earnings from discontinued operations, net of tax for the three months ended December 31, 2018	(0.7)
Loss from discontinued operations, net of tax for the year ended December 31, 2018	(154.1)
1.	Proceeds due from income tax refunds at Mesquite are included in other non-current assets on the consolidated statement of financial position.

The net (loss) earnings from Mesquite for the year ended December 31, 2018 and prior-year comparative periods are as follows:

	Year ended December 31
(in millions of U.S. dollars, except per share amounts)	2018	2017
Revenues	146.1	215.7
Operating expenses	95.6	122.7
Depreciation and depletion (1)	35.4	60.2
Revenue less cost of goods sold	15.1	32.8

Finance income	0.4	-
Finance costs	(0.4)	(0.4)
Other losses	-	(7.4)
Impairment loss on held-for-sale assets	(253.1)	-
(Loss) earnings before taxes	(238.0)	25.0
Income tax recovery (expense)	83.9	31.3
(Loss) earnings from discontinued operations	(154.1)	56.3
1.	Depreciation and depletion relates to Mesquite prior to reclassification as a discontinued operation.

The following table provides details of the cash flow from operating, investing and financing activities of Mesquite for the year ended December 31, 2018 and prior-year comparative periods:

	Year ended December 31
(in millions of U.S. dollars)	2018	2017
OPERATING ACTIVITIES
(Loss) earnings from discontinued operations	(154.1)	56.3
Adjustments for:
Depreciation and depletion	35.4	60.2
Other non-cash adjustments	-	7.4
Income tax (recovery) expense	(83.9)	(31.3)
Finance income	(0.4)	-
Finance costs	0.4	0.4
Impairment loss on held-for-sale assets	253.1	-
	50.5	93.0
Change in non-cash operating working capital	(15.9)	(2.9)
Income taxes received (paid)	2.6	(12.2)
Cash generated from operations	37.2	77.9
INVESTING ACTIVITIES
Mining interests	(4.5)	(12.8)
Interest received	0.4	-
Cash used by investing activities	(4.1)	(12.8)
Change in cash and cash equivalents	33.1	65.1